LONG-TERM DEBT - SERIES G DEBENTURES (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2023 USD ($) Item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Proceeds from non-convertible debentures		$ 24,180	$ 0	$ 96,143
Two Thousand Ten Convertible Debentures Series G [Member]
Debt Instrument [Line Items]
Proceeds from non-convertible debentures	$ 115,000
Debt Instrument, Interest Rate, Stated Percentage		2.79%
Debt Instrument Periodic Payments Number | Item		7